UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-04854

The Oberweis Funds

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500

Lisle, Illinois 60532

(Address of principal executive offices) (Zip code)

James W. Oberweis

Oberweis Asset Management, Inc.

3333 Warrenville Road, Suite 500

Lisle, Illinois 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 577-2300

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Oberweis Emerging Growth Fund

Portfolio of Investments

March 31, 2006 (Unaudited)

Company Name		Number of Shares	Portfolio Value
COMMON STOCK	96.7%
CONSUMER DISCRETIONARY - ADVERTISING AGENCY	8.7%
aQuantive, Inc.		194,474	$4,577,918
Focus Media Hldg. Ltd.		162,500	9,428,250
ValueClick, Inc.		165,500	2,800,260
Ventiv Health, Inc.		91,050	3,024,681

			19,831,109

CONSUMER DISCRETIONARY - CASINOS & GAMBLING	0.5%
Shuffle Master, Inc.		34,900	1,247,326

CONSUMER DISCRETIONARY - COMMERCIAL INFORMATION SERVICE	1.0%
Lecg Corp.		119,194	2,296,868

CONSUMER DISCRETIONARY - CONSUMER ELECTRONICS	1.6%
iVillage, Inc.		131,200	1,103,392
WebSideStory, Inc.		141,700	2,435,823

			3,539,215

CONSUMER DISCRETIONARY - CONSUMER PRODUCTS	0.2%
USANA Health Sciences, Inc.		12,465	520,040

CONSUMER DISCRETIONARY - COSMETICS	0.9%
Parlux Fragrances, Inc.		62,782	2,024,720

CONSUMER DISCRETIONARY - RETAIL	2.2%
Stamps.com, Inc.		65,549	2,311,258
Volcum, Inc.		74,767	2,656,472

			4,967,730

CONSUMER DISCRETIONARY - SERVICE COMMERCIAL	2.9%
CRA International, Inc.		43,865	2,160,790
Ctrip.com International Ltd.		26,746	2,211,894
Kenexa Corp.		74,900	2,303,175

			6,675,859

CONSUMER DISCRETIONARY - SHOES	0.7%
Crocs, Inc.		63,201	1,589,505

CONSUMER DISCRETIONARY - WHOLESALE	1.4%
Central European Distribution Corp.		82,500	3,172,125

FINANCIAL SERVICES - DIVERSE	1.7%
Euronet Worldwide, Inc.		103,068	3,899,062

FINANCIAL SERVICES - FINANCIAL DATA PROCESSING SERVICES	0.9%
Tradestation Group, Inc.		139,700	1,930,654

FINANCIAL SERVICES - INSURANCE	1.5%
HealthExtras, Inc.		97,400	3,438,220

HEALTH CARE - BIOTECHNOLOGY	3.0%
Adeza Biomedical Corp.		134,731	2,846,866
ArthroCare Corp.		80,624	3,855,440

			6,702,306

HEALTH CARE - DRUGS & PHARMACEUTICALS	8.6%
Adams Respiratory Therapeutics, Inc.		89,700	3,567,369
Aspreva Pharmaceuticals Corp.		179,400	4,465,266
First Horizon Pharmaceutical Corp.		102,067	2,573,109
Kos Pharmaceuticals, Inc.		70,298	3,358,135
Quidel Corp.		97,200	1,250,964
Salix Pharmaceutical Ltd.		137,669	2,272,915
United Therapeutics Corp.		32,191	2,133,619

			19,621,377

HEALTH CARE - ELECTRONIC MEDICAL SYSTEMS	3.8%
Aspect Medical Systems, Inc.		63,771	1,749,876
Intralase Corp.		116,314	2,698,485
Natus Medical, Inc.		57,100	1,170,550
Syneron Medical Ltd.		103,953	3,036,467

			8,655,378

HEALTH CARE - FACILITIES	2.7%
Healthways Inc.		42,866	2,183,594
LCA-Vision, Inc.*		78,805	3,948,919

			6,132,513

HEALTH CARE - MANAGEMENT SERVICES	1.5%
Centene Corp.		76,419	2,229,142
Vital Images, Inc.		36,300	1,237,104

			3,466,246

HEALTH CARE - MEDICAL & DENTAL SERVICES	4.7%
Abaxis, Inc.		62,000	1,406,160
American Science and Engineering, Inc.		23,288	2,175,099
Foxhollow Technologies, Inc.		22,700	693,485
Iris International, Inc.		94,300	1,473,909
Kyphon, Inc.		91,100	3,388,920
Palomar Medical Technologies, Inc.		48,100	1,608,945

			10,746,518

MATERIALS & PRODUCTION - MISC. MATERIALS & COMMODITIES	4.1%
Ceradyne, Inc.		158,250	7,896,675
Charles & Colvard, Ltd.		134,918	1,461,162

			9,357,837

OTHER ENERGY - MISC.	1.2%
Veritas DGC, Inc.		57,775	2,622,407

OTHER ENERGY - MACHINE OILWELL EQUIPMENT	3.0%
Dril-Quip, Inc.		52,700	3,733,795
Hercules Offshore, Inc.		34,925	1,187,799
Lufkin Industries, Inc.*		33,100	1,835,064

			6,756,658

OTHER ENERGY - OIL CRUDE PRODUCER	7.7%
ATP Oil & Gas Corp.		89,291	3,920,768
Bronco Drilling Company, Inc.		126,200	3,319,060
Carrizo Oil & Gas, Inc.		195,643	5,084,762
Petrohawk Energy Corp.		213,100	2,919,470
Pioneer Drilling Co.		127,500	2,094,825

			17,338,885

PRODUCER DURABLES - HOMEBUILDING	1.0%
Desarrolladora Homex S.A. Development Corp.		64,155	2,266,596

PRODUCER DURABLES - MACHINERY-CONSTRUCTION	2.3%
A.S.V., Inc.		162,226	5,226,922

PRODUCER DURABLES - MISCELLANEOUS	2.2%
Bucyrus International, Inc.*		63,150	3,043,198
Turbochef Technologies, Inc.		166,745	2,034,289

			5,077,487

TECHNOLOGY - COMMUNICATION TECHNOLOGY	4.8%
Audiocodes Ltd.		173,470	2,397,355
Glenayre Technologies, Inc.		401,411	2,107,408
Orckit Communications Ltd.		97,847	2,150,677
Redback Networks, Inc.		65,400	1,418,526
Talx Corp.*		71,779	2,044,266
Zhone Corp.		255,200	683,936

			10,802,168

TECHNOLOGY-COMPUTER SERVICE SOFTWARE & SYSTEMS	10.3%
Concur Technologies, Inc.		152,200	2,820,266
Jupitermedia Corp.		143,984	2,588,832
Merge Technologies, Inc.		79,513	1,269,823
Online Resources Corp.		217,962	2,833,506
Open Solutions, Inc.		21,900	598,089
Openwave Systems, Inc.		155,191	3,349,023
PDF Solutions, Inc.		124,235	2,350,526
Retalix Ltd.		40,300	993,395
Rightnow Technologies, Inc.		84,155	1,335,540
Safenet, Inc.		34,982	926,323
Vasco Data Security International, Inc.		224,700	1,838,046
Zoran Corp.		112,000	2,450,560

			23,353,929

TECHNOLOGY - COMPUTER TECHNOLOGY	7.8%
Falconstor Software, Inc.		223,600	2,113,020
Neoware, Inc.		83,000	2,458,460
Rackable Systems, Inc.		92,200	4,872,770
Silicon Motion Technology Corp.		154,000	1,868,020
Trident Microsystems, Inc.		222,900	6,477,474

			17,789,744

TECHNOLOGY - ELECTRONICS	0.5%
Supertex, Inc.		32,800	1,233,936

TECHNOLOGY - ELECTRONICS SEMI-CONDUCTORS	2.1%
Ikanos Communication, Inc.		75,000	1,478,250
Saifun Semiconductor Ltd.		37,000	1,150,700
Tessera Technologies, Inc.		67,803	2,175,120

			4,804,070

TECHNOLOGY - ELECTRONICS TECHNOLOGY	1.2%
Essex Corp.		120,000	2,642,400

Total Common Stocks (Cost: $154,520,901)			$219,729,810

CONVERTIBLE PREFERRED	1.2%
TECHNOLOGY - INTERNET SOFTWARE & SYSTEMS
Think Partnership, Inc. (a)		2,700	2,700,000

Total Convertible Preferred (Cost: $2,700,000)			$2,700,000

WARRANTS	0.0%
Think Partnership, Inc. ($2.50, expires 03-20-11) (a)		540,000	0

Total Warrants (Cost: $0)			$0

COMMERCIAL PAPER	3.3%
AIG Funding		700,000
4.70%, due 04-03-06			700,000
AIG Funding		800,000
4.75%, due 04-05-06			800,000
AIG Funding		1,500,000
4.78%, due 04-07-06			1,500,000
General Electric Capital Corp.		1,600,000
4.73% due 04-06-06			1,600,000
Toyota Motor Credit		2,800,000
4.75%, due 04-04-06			2,800,000

Total Commercial Paper (Cost: $7,400,000)			$7,400,000

Total Investments (Cost: $164,620,901)			229,829,810
Other Liabilities less Assets	(1.2%)		(2,709,494)

Net Assets - 100% (equivalent to $30.06 per share based on 7,554,991 shares outstanding)			$227,120,316

*	Income producing security during the quarter ended March 31, 2006. Securities not indicated as income producing did not pay dividends for the quarter ended March 31, 2006

Based on the cost of investments of $164,620,901 for federal income tax purposes at March 31, 2006, the aggregate gross unrealized appreciation was $70,896,972, the aggregate gross unrealized depreciation was $5,688,063 and the net unrealized appreciation of investments was $65,208,909.

(a)	The following securities are subject to legal or contractual restrictions on sale. They were valued at cost on the date of acquisition and at fair value as determined by the board of trustees of the Fund as of March 31, 2006. The aggregate value of restricted securities was $2,700,000 or 1.2% of net assets at March 31, 2006.

Think Partnership Inc. Convertible Preferred 2,700 shares purchased in March, 2006 at a cost of $2,700,000.

Think Partnership Inc. Warrants 540,000 shares purchased in March, 2006 at a cost of $0.

Oberweis Micro-Cap Fund

Portfolio of Investments

March 31, 2006 (Unaudited)

COMPANY NAME		Number of Shares	Portfolio Value
COMMON STOCK	96.2%
AUTO & TRANSPORTATION - AUTO PARTS-ORIG EQ	0.8%
Hoku Scientific, Inc.		104,300	$667,520

CONSUMER DISCRETIONARY - COMMERCIAL INFORMATION SERVICE	0.5%
Traffix, Inc.*		78,400	451,584

CONSUMER DISCRETIONARY - CONSUMER ELECTRONICS	2.5%
PlanetOut, Inc.		118,100	1,198,715
WebSideStory, Inc.		56,731	975,206

			2,173,921

CONSUMER DISCRETIONARY - LEISURE TIME	2.8%
Aldila, Inc.*		72,015	2,390,898

CONSUMER DISCRETIONARY - MISC.	6.9%
Barrett Business Services, Inc.		60,906	1,644,462
Home Solutions of America, Inc.		179,600	1,214,096
Kenexa Corp.		99,832	3,069,834

			5,928,392

CONSUMER DISCRETIONARY - RETAIL	1.6%
Gaiam, Inc.		19,100	307,701
Golf Galaxy, Inc.		47,900	1,046,615

			1,354,316

CONSUMER DISCRETIONARY - SERVICE COMMERCIAL	4.3%
Bodisen Biotech, Inc.		79,000	1,245,830
eDiets.com, Inc.		68,643	365,867
First Advantage Corp.		17,013	411,374
Metretek Technologies, Inc. (a)		122,400	1,663,380

			3,686,451

CONSUMER DISCRETIONARY - WHOLESALE	3.7%
Allion Healthcare, Inc.		62,999	854,266
Central European Distribution Corp.		31,193	1,199,371
DXP Enterprises, Inc.		18,900	656,964
InfoSonics Corp.		42,000	429,240

			3,139,841

CONSUMER STAPLES - FOODS	1.1%
Medifast, Inc.		101,900	940,537

FINANCIAL SERVICES - BANKS	1.5%
Silver State Bancorp		20,800	442,000
Valley Bancorp, Inc.		21,600	817,560

			1,259,560

FINANCIAL SERVICES - FINANCIAL DATA PROCESSING SERVICES	2.3%
CyberSource Corp.		178,829	1,995,732

FINANCIAL SERVICES - MISC.	0.2%
Electronic Clearing House, Inc.		16,800	214,200

FINANCIAL SERVICES - INSURANCE	1.1%
HealthExtras, Inc.		26,859	948,123

HEALTH CARE - DRUGS & PHARMACEUTICALS	3.3%
Bentley Pharmaceuticals, Inc.		60,143	790,880
Matrixx Initiatives, Inc.		44,800	1,043,840
ViroPharma Inc.		81,352	1,033,170

			2,867,890

HEALTH CARE - ELECTRONIC MEDICAL SYSTEMS	3.6%
Criticare Systems, Inc.		185,800	845,390
Quality Systems, Inc.*		43,900	1,453,090
Somanetics Corp.		36,722	810,822

			3,109,302

HEALTH CARE - FACILITIES	0.8%
Health Grades, Inc.		128,572	685,276

HEALTH CARE - MANAGEMENT SERVICES	2.4%
Vital Images, Inc.		60,189	2,051,241

HEALTH CARE - MEDICAL & DENTAL	4.0%
Alpha Pro Tech Ltd.		229,000	581,660
Intricon Corp.		48,300	337,617
Palomar Medical Technologies, Inc.		57,591	1,926,419
Vascular Solutions, Inc.		75,527	598,174

			3,443,870

HEALTH CARE - MISC.	0.7%
A.D.A.M., Inc.		84,600	596,430

MEDICAL PRODUCTS - ENGINEERING & CONTRACTING SERVICES	0.9%
VSE Corp.*		19,360	803,440

OTHER ENERGY - MACHINE OILWELL	1.0%
Allis-Chalmers Energy, Inc.		65,000	885,950

OTHER ENERGY - MISC.	3.2%
Flotek Industries, Inc. (a)		44,100	1,106,910
ENGlobal Corp. (a)		110,400	1,612,944

			2,719,854

OTHER ENERGY - OIL CRUDE PRODUCER	6.7%
Arena Resources, Inc.		33,300	1,162,170
Dawson Geophysical Co.		31,290	863,604
Edge Petroleum Corp.		44,992	1,123,900
GMX Resources, Inc.		56,200	2,104,690
T.G.C. Industries, Inc.		42,300	462,762

			5,717,126

PRODUCER DURABLES - CONTROL & FILTER DEVICE	0.5%
Hurco Companies, Inc.		14,778	402,257

PRODUCER DURABLES - DIVERSIFIED PRODUCTION	0.2%
Astronics Corp.		12,300	165,927

PRODUCER DURABLES - ELECTRONICS-INSTRUMENTS	4.0%
I.D. Systems, Inc.		109,794	2,744,850
IRIS International, Inc.		43,221	675,544

			3,420,394

PRODUCER DURABLES - MACHINERY-INDUSTRIAL	1.0%
BTU International, Inc.		54,700	898,721

PRODUCER DURABLES - METAL FABRICATING	0.7%
Graham Corp.*		32,200	627,900

PRODUCER DURABLES - MISC. EQUIPMENT	4.2%
Dynamic Materials Corp.*		25,202	898,199
Fuel-Tech N.V.		139,500	2,230,605
Henry Bros. Electronics, Inc.		70,400	447,040

			3,575,844

PRODUCER DURABLES - TELECOMMUNICATIONS	0.0%
Scopus Video Network Ltd.		7,700	39,655

TECHNOLOGY - COMMUNICATION TECHNOLOGY	4.1%
Comarco, Inc.		72,300	826,389
Optelecom, Inc.		53,100	1,306,260
Radyne Corp.		48,000	766,560
Relm Wireless Corp.		67,600	658,424

			3,557,633

TECHNOLOGY - COMPUTER SERVICE SOFTWARE & SYSTEM	14.2%
American Software, Inc.		50,500	367,135
Answerthink, Inc.		139,300	895,699
Bitstream, Inc.		59,600	442,828
Datatrak International, Inc.		103,178	757,327
Edgewater Technology, Inc.		116,000	758,640
Logility, Inc.		11,900	128,639
Merge Technologies, Inc.		26,618	425,089
PacificNet, Inc.		88,531	654,244
Perficient, Inc.		170,270	1,976,836
Saba Software, Inc.		180,060	1,161,387
SI International, Inc.		26,668	937,380
Vasco Data Security International, Inc.		202,408	1,655,698
Vocus Inc.		82,500	1,225,125
Youbet.com, Inc.		160,793	876,322

			12,262,349

TECHNOLOGY - COMPUTER TECHNOLOGY	7.6%
Ace Comm.Corp.		312,996	866,999
Lanvision Systems, Inc.		88,000	605,440

Neoware, Inc.		36,700	1,087,054
Peerless Systems Corp.		143,492	1,071,885
Rackable Systems, Inc.		33,300	1,759,905
VA Software Corp.		238,400	1,141,936

			6,533,219

TECHNOLOGY - ELECTRONICS	3.3%
LaserCard Corp.		46,400	1,044,000
Micronetics, Inc.		35,900	794,108
Sirenza Microdevices, Inc.		110,200	1,041,390

			2,879,498

UTILITIES - TELECOMMUNICATIONS	0.5%
Deltathree, Inc.		139,500	404,550

Total Common Stocks (Cost: $64,313,156)			$82,799,401

CONVERTIBLE PREFERRED	1.5%
TECHNOLOGY - INTERNET SOFTWARE & SYSTEMS
Think Partnership, Inc. (a)		1,300	1,300,000

Total Convertible Preferred (Cost: $1,300,000)			$1,300,000

WARRANTS	0.0%
Think Partnership, Inc. (a) ($2.50, expires 03-20-11)		260,000	0

Total Warrants (Cost: $0)			$0

COMMERCIAL PAPER	4.2%
AIG Funding		1,900,000
4.75%, due 04-05-06			1,900,000
HSBC FIV CORP		1,700,000
4.71%, due 04-04-06			1,700,000

Total Commercial Paper (Cost: $3,600,000)			$3,600,000

Total Investments (Cost: $69,213,156)			87,699,401
Other Liabilities less Assets	(1.9%)		(1,605,869)

Net Assets - 100% (equivalent to $18.72 per share based on 4,599,621 shares outstanding)			$86,093,532

*	Income producing security during the quarter ended March 31, 2006. Securities not indicated as income producing did not pay dividends for the quarter ended March 31, 2006

Based on the cost of investments of $69,213,156 for federal income tax purposes at March 31, 2006, the aggregate gross unrealized appreciation was $21,428,608, the aggregate gross unrealized depreciation was $2,942,363 and the net unrealized appreciation of investments was $18,486,245.

(a)	The following securities are subject to legal or contractual restrictions on sale. They were valued at cost on the date of acquisition and at fair value as determined by the board of trustees of the Fund as of March 31, 2006. The aggregate value of restricted securities was $4,421,400 or 5.1% of net assets at March 31, 2006.

Metretek Technology, Inc. 90,000 shares purchased in March, 2006 at a cost of $1,260,000.

Think Partnership Inc. Convertible Preferred 1,300 shares purchased in March, 2006 at a cost of $1,300,000.

Think Partnership Inc. Warrants 540,000 shares purchased in March, 2006 at a cost of $0.

Flotek Industries, Inc. 25,000 shares purchased in August, 2005 at a cost of $407,500.

ENGlobal Corp. 90,000 shares purchased in September, 2005 at a cost of $630,000.

Oberweis Mid-Cap Fund

Portfolio of Investments

March	31, 2006 (Unaudited)

Company Name		Number of Shares	Portfolio Value
COMMON STOCK	96.3%
AUTO & TRANSPORTATION - AIR TRANSPORTATION	1.0%
AAR Corp.		4,100	$116,768

CONSUMER DISCRETIONARY - ADVERTISING AGENCY	7.2%
aQuantive, Inc.		8,931	210,236
Focus Media Hldg. Ltd.		8,200	475,764
ValueClick, Inc.		10,481	177,339

			863,339

CONSUMER DISCRETIONARY - RADIO & TV BROADCAST	1.9%
Central European Media Enterprises Ltd.		3,400	233,274

CONSUMER DISCRETIONARY - RESTAURANTS	3.4%
Panera Bread Co.		2,948	221,631
The Cheesecake Factory, Inc.		5,032	188,448

			410,079

CONSUMER DISCRETIONARY - RETAIL	3.6%
O’Reilly Automotive, Inc.		1,500	54,840
Urban Outfitters, Inc.		6,746	165,547
Volcum, Inc.		6,000	213,180

			433,567

CONSUMER DISCRETIONARY - SERVICE COMMERCIAL	2.5%
CRA International, Inc.		3,472	171,031
Ctrip.com International Ltd.		1,551	128,268

			299,299

CONSUMER DISCRETIONARY - WHOLESALE	1.6%
Central European Distribution Corp.		5,035	193,596

FINANCIAL SERVICES - DIVERSE FINANCIAL SERVICES	1.8%
Euronet Worldwide, Inc.		5,761	217,939

FINANCIAL SERVICES - INSURANCE	2.0%
HealthExtras, Inc.		6,900	243,570

FINANCIAL SERVICES - INSURANCE PROPERTY & CASUALTY	1.2%
Healthspring, Inc.		7,800	145,158

FINANCIAL SERVICES - SECURITY BROKERAGE & SERVICES	2.2%
OptionsXpress Holding, Inc.*		9,148	266,024

HEALTH CARE - BIOTECHNOLOGY	3.3%
Arthocare Corp.		5,274	252,203
Integra Lifesciences Hldgs. Corp.		3,460	141,791

			393,994

HEALTH CARE - DRUGS & PHARMACEUTICALS	3.5%
Adams Respiratory Therapeutics, Inc.		4,856	193,123
Aspreva Pharmaceuticals Corp.		9,300	231,477

			424,600

HEALTH CARE - ELECTRONIC MEDICAL SYSTEMS	1.1%
Intuitive Surgical, Inc.		1,091	128,738

HEALTH CARE - FACILITIES	3.8%
Healthways, Inc.		2,183	111,202
LCA-Vision, Inc.*		4,267	213,819
Psychiatric Solutions, Inc.		3,900	129,207

			454,228

HEALTH CARE - MANAGEMENT SERVICES	1.0%
WellCare Health Plans, Inc.		2,700	122,688

HEALTH CARE - MEDICAL & DENTAL INSTRUMENTS / SUPPLIES	5.4%
Cytyc Corp.		6,231	175,590
Immucor, Inc.		6,900	197,961
Kyphon, Inc.		4,281	159,253
ResMed, Inc.		2,536	111,533

			644,337

MATERIAL PRODUCER - MISC. MATERIALS & COMMODITIES	2.7%
Ceradyne, Inc.		6,487	323,701

OTHER ENERGY - MACHINE OILWELL	8.3%
Dril-Quip, Inc.		3,400	240,890
Helmerich & Payne, Inc.*		2,900	202,478
Hydril, Co.		1,933	150,677
Oceaneering International, Inc.		3,100	177,630
Rowan Companies, Inc.*		5,100	224,196

			995,871

OTHER ENERGY - MISC.	1.9%
Veritas DGC, Inc.		5,000	226,950

OTHER ENERGY - OIL CRUDE PRODUCER	3.7%
Petrohawk Energy Corp.		8,100	110,970
Pioneer Drilling Co.		7,000	115,010
Ultra Petroleum Corp.		3,471	216,278

			442,258

PRODUCER DURABLES - MACHINERY CONSTRUCTION	3.9%
Astec Industries, Inc.		5,000	179,500
A.S.V., Inc.		8,868	285,727

			465,227

PRODUCER DURABLES - MACHINERY - INDUSTRIAL	0.8%
Joy Global, Inc.*		1,533	91,627

PRODUCER DURABLES - MACHINERY-SPECIALTY	3.1%
JLG Industries, Inc.*		5,202	160,170
Powerwave Technologies, Inc.		16,100	217,189

			377,359

TECHNOLOGY - COMMUNICATION TECHNOLOGY	3.4%
Atheros Communications, Inc.		5,900	154,521
J2 Global Communications, Inc.		5,478	257,466

			411,987

TECHNOLOGY - COMPUTER SERVICE SOFTWARE & SYSTEMS	10.6%
Akamai Technologies, Inc.		6,885	226,448
F5 Networks, Inc.		2,300	166,727
Navteq Corp.		3,354	169,880
Netease.com, Inc.		6,136	150,577
Openwave Systems Inc.		12,056	260,167
Websense, Inc.		3,800	104,804
Zoran Corp.		8,600	188,168

			1,266,771

TECHNOLOGY - COMPUTER TECHNOLOGY	3.3%
Trident Mircosystems, Inc.		13,728	398,936

TECHNOLOGY - ELECTRONICS	1.6%
Aeroflex, Inc.		13,700	188,101

TECHNOLOGY - ELECTRONICS SEMI-CONDUCTORS	6.5%
Intersil Corp.*		8,500	245,820
OmniVision Technologies, Inc.		4,800	144,960
RF Micro Devices, Inc.		27,300	236,145
Sirf Technology Holdings Inc.		4,100	145,386

			772,311

Total Common Stocks (Cost:$9,084,249)			11,552,297

Total Investments (Cost: $9,084,249)			11,552,297
Other Assets less Liabilities	3.7%		445,202

Net Assets - 100% (equivalent to $14.55 per share based on 824,655 shares outstanding)			$11,997,499

*	Income producing security during the quarter ended March 31, 2006. Securities not indicated as income producing did not pay dividends for the quarter ended March 31, 2006

Based on the cost of investments of $9,084,249 for federal income tax purposes at March 31, 2006, the aggregate gross unrealized appreciation was $2,607,657, the aggregate gross unrealized depreciation was $139,609 and the net unrealized appreciation of investments was $2,468,048.

Oberweis China Opportunities Fund

Portfolio of Investments

March 31, 2006 (Unaudited)

COMPANY NAME		Number of Shares	Portfolio Value
COMMON STOCKS	93.2%
Hong Kong	58.7%

Basic Materials - Agriculture Chemicals	4.4%
Century Sunshine Ecological Technology Holdings Ltd.		7,969,800	$3,902,813
KO YO Ecological Agrotec, Ltd.		5,045,000	461,600

			4,364,413

Basic Materials - Chemicals - Other	0.9%
Kingboard Chemicals Holdings Ltd.		302,000	912,634

Basic Materials - Gold Mining	0.7%
Zijin Mining Group Co., Ltd.		938,000	737,360

Basic Materials - Paper & Related Products	6.6%
Lee & Man Paper Manufacturing Ltd.		2,302,000	3,100,047
Nine Dragons Paper Holdings Ltd.		4,959,900	3,387,626

			6,487,673

Communications - Advertising Sales	0.0%
Clear Media Ltd.		10,000	11,598

Consumer Cyclical - Airlines	0.4%
Air China Ltd.		1,004,000	388,152

Consumer Cyclical - Apparel Manufactures	1.6%
Ports Design Ltd.		1,105,500	1,624,091

Consumer Cyclical - Auto/Truck Parts and Equipment	1.4%
Minth Group Ltd.		1,700,000	1,391,135

Consumer Cyclical - Distribution/Wholesale	0.7%
Li & Fung, Ltd.		322,000	726,174

Consumer Cyclical - Footwear & Related Apparel	1.8%
Prime Success International Group Ltd.*		2,610,000	1,749,003

Consumer Cyclical - Leisure & Recreational Products	2.5%
Li Ning Co., Ltd.		2,534,000	2,432,817

Consumer Cyclical - Misc Manufacturer	1.8%
Peace Mark Holdings Ltd.*		4,170,000	1,759,924

Consumer Cyclical - Retail - Hypermarkets	0.9%
Wumart Stores, Inc.*		245,000	852,465

Consumer Cyclical - Retail - Major Department Stores	1.5%
Lifestyle International Holdings Ltd.		860,500	1,474,855

Consumer Cyclical - Textile Products	2.1%
Weiqiao Textile Co. Ltd.		1,386,000	2,098,687

Consumer Non-Cyclical - Feminine Health Care Products	1.2%
Hengan International Group Co.		754,000	1,195,152

Consumer Non-Cyclical - Food-Misc/Diversified	4.4%
China Yurun Food Group Ltd.		1,641,000	1,332,281
Fu Ji Food & Catering Services Holdings Ltd.*		1,455,000	3,000,058

			4,332,339

Consumer Non-Cyclical - Food-Wholesale/Distribution	1.0%
Heng Tai Consumables Group Ltd.*		7,460,000	980,586

Consumer Non-Cyclical - Medical Instruments	1.5%
Golden Meditech Company Ltd.		5,012,000	1,517,838

Consumer Non-Cyclical - Printing-Commercial	1.9%
Vision Grande Group Holdings Ltd.		1,650,000	1,828,643

Consumer Non-Cyclical - Public Thoroughfares	1.9%
Anhui Expressway Co., Ltd.		970,000	562,511
Hopewell Highway Infrastructure Ltd.		1,729,500	1,292,693
Zhejang Expressway Co., Ltd.*		76,000	49,460

			1,904,664

Energy - Oil Field Machinery and Equipment	0.2%
Emer International Group Ltd.		2,228,000	157,915

Energy - Oil Field Services	1.3%
China Oilfield Services Ltd.		2,588,000	1,317,371

Energy - Pipelines	1.6%
China Gas Holdings Ltd.		8,138,000	1,573,097

Financials - Real Estate Operations/Development	5.9%
Guangzhou R&F Properties Co. Ltd.		595,600	3,154,591
Hopson Development Holdings Ltd.		1,262,000	2,715,955

			5,870,546

Industrial - Electronic Components-Misc.	1.0%
Truly International Holdings Ltd.		796,000	1,025,793

Industrial - Machinery - Construction & Mining	2.3%
China Infrastructure Machinery Holdings		3,574,000	2,302,880

Industrial - Metal Processors & Fabrication	1.6%
Jiangxi Copper Co. Ltd.		1,768,000	1,572,092

Industrial - Power Conversion/Supply Equipment	3.2%
Dongfang Electrical Machinery Ltd.		1,214,000	2,471,852
Harbin Power Equipment Co. Ltd.		834,000	703,970

			3,175,822

Technology - Computers-Integrated Systems	0.1%
Citic 21 Cn Co. Ltd.		522,000	76,014

Technology - Enterprise Software/Services	0.4%
Chinasoft International Ltd.		3,200,000	404,132

Technology - Components-Integrated Circuit	1.0%
Solomon Systech International Ltd.		2,134,000	1,031,270

Utilities - Gas-Distribution	0.9%
Xinao Gas Holdings Ltd.		926,000	859,192

Singapore -	14.0%
Communications - Wireless Equipment	1.4%
Longcheer Holdings Ltd.*		2,173,000	1,343,514

Consumer Cyclical - Retail Apparel/Shoes	1.2%
Honguo International Holdings Ltd.		4,003,000	1,175,606

Consumer Non-Cyclical - Agriculture Bio-Tech	1.1%
China Sun Bio-Chem Technology Group Co.		2,468,000	1,083,393

Consumer Non-Cyclical - Healthcare Safety Devices	0.8%
Osim International Ltd.		696,000	839,125

Consumer Non-Cyclical - Schools	3.0%
Raffles Education Corp. Ltd.*		2,071,000	2,945,035

Energy - Oil Comp-Exploration & Production	2.1%
Pearl Energy Ltd.		1,672,000	2,046,841

Industrial - Transport-Marine	2.5%
Ezra Holdings Ltd.*		1,580,000	2,510,573

Industrial - Water Treatment Systems	1.9%
Bio-Treat Technology Ltd.*		2,528,120	1,891,323

United States	20.5%
Communications - Advertising Sales	4.2%
Focus Media Holdings Ltd.		71,400	4,142,627

Communications - E-Commerce/Services	1.5%
Ctrip.com International Ltd.		17,900	1,480,330

Communications - Web Portals/ISP	4.7%
Netease.com, Inc.		60,800	1,492,032
Sohu.Com, Inc.		63,300	1,689,477
Tom On-Line, Inc.		57,300	1,457,712

			4,639,221

Communications - Wireless Equipment	1.6%
China Techfaith Wireless Communication Technology Ltd.		106,500	1,542,120

Consumer Non-Cyclical Agriculture Bio-Tech	4.4%
Bodisen Biotech, Inc.		195,000	3,075,150
Origin Agritech Ltd.		71,900	1,233,804

			4,308,954

Energy - Energy-Alternative Sources	0.3%
Suntech Power Holdings Co., Ltd.		7,500	277,425

Industrial - Electronic Components	0.1%
Diguang International Development Co. Ltd.		6,000	90,000

Technology - Electronic Components-Semis	1.0%
Silicon Motion Technology Corp.		77,363	938,413

Technology - Electronic Design Automation	1.2%
Comtech Group, Inc.		122,900	1,229,000

Technology - Semicon Components - Integrated Circuits	1.5%
Siliconware Precision Industries Co.		229,855	1,482,565

Total Common Stocks (Cost: 81,861,484)			$92,102,392

COMMERCIAL PAPER	13.0%
AIG Funding		4,700,000
4.75%, due 04/04/06			4,700,000
GE Capital Corp.		3,600,000
4.63%, due 04/03/06			3,600,000
HSBC FIV Corp.		4,500,000
4.71%, due 04/03/06			4,500,000

Total Commercial Paper Cost: ($ 12,800,000)			$12,800,000

Total Investments (Cost:$94,661,484 )			104,902,392
Other Liabilities less Assets	(6.2%)		(6,167,923)

Net Assets - 100% (equivalent to $14.95 per share based on 6,603,086 shares outstanding)			$98,734,469

*	Income producing security during the quarter ended March 31, 2006. Securities not indicated as income producing did not pay dividends for the quarter ended March 31, 2006

Based on the cost of investments of $94,661,484 for federal income tax purposes at March 31, 2006, the aggregate gross unrealized appreciation was $11,293,326, the aggregate gross unrealized depreciation was $1,052,418 and the net unrealized appreciation of investments was $10,240,908.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Oberweis Funds

By:	/s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date: May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date: May 22, 2006

By:	/s/ Patrick B. Joyce
Patrick B. Joyce
Principal Financial Officer

Date: May 22, 2006